OTHER ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS
Impairment loss on contract assets	$ 19.7	$ 25.8	$ 16.1
Amortization of contract costs	$ 63.6	$ 63.2	$ 59.4